ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 23.0%
	ALTERNATIVE DIVERSIFIERS — 23.0%
4,146,110	GMO Equity Dislocation Investment Fund - Class A1 2	$90,758,348
711,168	Lazard Rathmore Alternative Fund – Class E* 1	71,968,172
1,698,209	Managed Fund/Bridgewater Fund Limited* 2 3 [4]	139,617,524
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $315,284,465)	302,344,044
	OPEN-END MUTUAL FUNDS — 51.0%
	ALTERNATIVE DIVERSIFIERS — 11.2%
7,508,829	BlackRock Event Driven Equity Fund - Institutional Shares	75,013,200
7,221,544	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	72,359,872
		147,373,072
	CORE/ALTERNATIVE DIVERSIFIERS — 39.8%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV2 5	380,721,967
7,418,968	JPMorgan Global Allocation Fund - Class R6	142,295,817
		523,017,784
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $661,541,717)	670,390,856
	EXCHANGE-TRADED FUND — 5.4%
	REAL ASSET — 5.4%
1,810,889	iShares Gold Trust*	70,678,998
	TOTAL EXCHANGE-TRADED FUND
	(Cost $58,781,682)	70,678,998
	PRIVATE FUNDS[6] — 13.8%
	ALTERNATIVE DIVERSIFIERS — 9.6%
	Elliott Associates, LP* [7]	51,238,424
17,594	Millennium International, Ltd. - Class GG* [8]	33,524,249
27,564	Millennium International, Ltd. - Sub-Class GG-C* [9]	41,834,196
		126,596,869
	CORE DIVERSIFIERS — 4.2%
	All Weather Portfolio Limited* [10]	54,927,968
		54,927,968
	TOTAL PRIVATE FUNDS
	(Cost $139,905,284)	181,524,837
	SHORT-TERM INVESTMENT — 6.4%
83,373,595	JPMorgan Prime Money Market Fund - Institutional Shares, 5.42%[11]	83,440,294
	TOTAL SHORT-TERM INVESTMENT
	(Cost $83,397,354)	83,440,294

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Value
TOTAL INVESTMENTS — 99.6%
(Cost $1,258,910,502)	1,308,379,029

Other assets less liabilities — 0.4%	4,778,330
TOTAL NET ASSETS — 100.0%	$1,313,157,359

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[3]	Domiciled in Jersey. In the United States the security is offered in private placement transactions and as such is restricted as to resale.
[4]	The investment was acquired on 9/27/2022. The cost is $159,000,000.
[5]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[7]	The investment was acquired on 1/2/2020. The cost is $42,892,652.
[8]	The investment was acquired on 1/1/2020. The cost is $19,226,647.
[9]	The investment was acquired on 10/1/2020. The cost is $30,670,550.
[10]	The investment was acquired on 5/1/2018. The cost is $47,115,435.
[11]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

Ltd. — Limited

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 22.8%
	BERMUDA — 0.3%
23,059	Arch Capital Group Ltd.*	$1,712,592
5,058	Everest Group Ltd.	1,788,407
16,000	Hongkong Land Holdings Ltd.	55,649
3,900	Jardine Matheson Holdings Ltd.	160,535
		3,717,183
	BRAZIL — 0.1%
73,493	Telefonica Brasil S.A. - ADR	804,013

	CANADA — 0.1%
4,984	Agnico Eagle Mines Ltd.	273,373
11,272	Franco-Nevada Corp.	1,249,050
		1,522,423
	CAYMAN ISLANDS — 0.3%
88,188	Alibaba Group Holding Ltd.	849,475
63,000	CK Asset Holdings Ltd.	316,203
273,500	CK Hutchison Holdings Ltd.	1,469,407
15,500	Kingboard Holdings Ltd.	37,070
6,563	NetEase, Inc. - ADR	611,409
29,743	Tencent Holdings Ltd.	1,122,943
		4,406,507
	CHINA — 0.2%
447,500	China Shenhua Energy Co., Ltd.	1,534,669
1,327,000	Industrial & Commercial Bank of China Ltd. - Class H	646,705
		2,181,374
	CURACAO — 0.1%
19,974	Schlumberger Ltd.	1,039,447

	DENMARK — 0.3%
7,166	DSV A/S	1,259,115
23,598	Novo Nordisk A/S - ADR	2,441,213
		3,700,328
	FRANCE — 0.9%
24,153	Edenred	1,445,430
542	L'Oreal S.A.	270,187
2,107	LVMH Moet Hennessy Louis Vuitton S.E.	1,712,016
255	Pernod Ricard S.A.	45,064
18,369	Publicis Groupe S.A.	1,706,698
32,133	Safran S.A.	5,665,382
1,301	Thales S.A.	192,643

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
11,686	Vinci S.A.	$1,470,628
33,079	Vivendi S.E.	354,110
		12,862,158
	GERMANY — 0.5%
7,790	Knorr-Bremse A.G.	503,120
1,191	Muenchener Rueckversicherungs-Gesellschaft A.G.	494,043
5,743	Rheinmetall A.G.	1,821,314
25,293	SAP S.E.	3,893,139
		6,711,616
	GUERNSEY — 0.1%
16,079	Amdocs Ltd.	1,413,183

	HONG KONG — 0.1%
124,000	Beijing Enterprises Holdings Ltd.	431,222
140,000	China Merchants Port Holdings Co., Ltd.	190,785
21,000	Power Assets Holdings Ltd.	121,752
24,000	Sun Hung Kai Properties Ltd.	259,713
137,800	Swire Properties Ltd.	278,943
		1,282,415
	INDIA — 0.2%
20,752	Axis Bank Ltd.	1,366,511
7,455	Dr Reddy's Laboratories Ltd. - ADR	518,719
80,108	Infosys Ltd. - ADR[1]	1,472,385
		3,357,615
	INDONESIA — 0.0%[2]
3,016	Telkom Indonesia Persero Tbk P.T. - ADR	77,692

	IRELAND — 0.5%
15,198	Accenture PLC - Class A	5,333,130
3,476	Flutter Entertainment PLC*	616,995
4,099	ICON PLC*	1,160,304
		7,110,429
	ISRAEL — 0.1%
2,131	Elbit Systems Ltd.	454,436
7,443	Nice Ltd. - ADR* [1]	1,484,953
		1,939,389
	JAPAN — 0.8%
4,200	Bandai Namco Holdings, Inc.	83,993
8,371	FUJIFILM Holdings Corp.	501,672
18,600	Honda Motor Co., Ltd.	191,863

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
10,000	Itochu Corp.	$407,398
12,800	Japan Tobacco, Inc.	330,563
29,387	KDDI Corp.	932,112
27,100	MEIJI Holdings Co., Ltd.	643,723
118,800	Nippon Steel Corp.	2,713,841
347,500	Nippon Telegraph & Telephone Corp.	424,327
25,060	Nippon Telegraph & Telephone Corp. - ADR	763,453
17,400	Nissin Foods Holdings Co., Ltd.	607,605
29,800	Recruit Holdings Co., Ltd.	1,245,972
93,800	Renesas Electronics Corp.	1,677,235
170	Shin-Etsu Chemical Co., Ltd.	7,110
5,932	SoftBank Corp. - ADR[1]	73,236
30	Toyota Motor Corp.	550
14,500	Trend Micro, Inc.	773,865
		11,378,518
	NETHERLANDS — 0.5%
21,600	AerCap Holdings N.V.*	1,605,312
10,641	Airbus S.E.	1,643,911
34,843	Koninklijke Ahold Delhaize N.V.	1,002,484
95,495	Stellantis N.V.[1]	2,226,943
		6,478,650
	NEW ZEALAND — 0.0%[2]
101,544	Spark New Zealand Ltd.	332,433

	SINGAPORE — 0.0%[2]
12,622	DBS Group Holdings Ltd.	319,196
17,000	United Overseas Bank Ltd.	366,914
		686,110
	SOUTH KOREA — 0.0%[2]
894	POSCO Holdings, Inc. - ADR	85,029
1	Woori Financial Group, Inc. - ADR	30
		85,059
	SPAIN — 0.1%
12,172	Amadeus IT Group S.A.	874,212

	SWEDEN — 0.1%
62,758	Volvo A.B. - B Shares	1,632,963

	SWITZERLAND — 0.4%
88	Alcon, Inc.	6,874
6,065	Garmin Ltd.	779,595

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
15,981	Nestle S.A.	$1,852,516
13,695	Novartis A.G.	1,383,338
7,758	Roche Holding A.G.	2,255,201
227	Zurich Insurance Group A.G.	118,682
		6,396,206
	TAIWAN — 0.7%
21,579	Chunghwa Telecom Co., Ltd. - ADR	843,092
318,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,096,553
24,459	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,543,736
66,650	United Microelectronics Corp. - ADR[1]	563,859
		10,047,240
	UNITED KINGDOM — 1.0%
11,649	AstraZeneca PLC	1,571,333
1	AstraZeneca PLC - ADR	67
123,283	Compass Group PLC	3,373,434
50,312	Diageo PLC	1,826,083
80,772	Haleon PLC - ADR	330,702
15,211	London Stock Exchange Group PLC	1,798,116
18,934	Reckitt Benckiser Group PLC	1,306,511
121,811	Standard Chartered PLC	1,033,705
60,762	Unilever PLC	2,941,551
		14,181,502
	UNITED STATES — 15.4%
34,598	Abbott Laboratories	3,808,202
1,855	Adobe, Inc.*	1,106,693
7,272	Adtalem Global Education, Inc.*	428,684
12,168	Aflac, Inc.	1,003,860
48,567	Alphabet, Inc. - Class A*	6,784,324
28,111	Alphabet, Inc. - Class C*	3,961,683
59,677	Amazon.com, Inc.*	9,067,323
6,837	American Express Co.	1,280,844
6,071	American Tower Corp. - REIT	1,310,608
55,045	Apple, Inc.	10,597,814
9,128	Applied Materials, Inc.	1,479,375
15,200	Ares Management Corp. - Class A	1,807,584
417	Atmos Energy Corp.[1]	48,330
417	AutoZone, Inc.*	1,078,199
711	Becton, Dickinson and Co.	173,363
1,736	Bio-Rad Laboratories, Inc. - Class A*	560,537
389	Booking Holdings, Inc.*	1,379,869

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,762	Broadcom, Inc.	$1,966,833
10,260	Builders FirstSource, Inc.*	1,712,804
13,035	CBRE Group, Inc. - Class A*	1,213,428
5,586	Cencora, Inc.	1,147,253
2,871	Chemed Corp.[1]	1,678,817
838	Chevron Corp.	124,996
5,174	Church & Dwight Co., Inc.[1]	489,253
4,812	Cigna Group	1,440,953
25,505	Cisco Systems, Inc.	1,288,513
5,859	CNX Resources Corp.*	117,180
65,599	Coca-Cola Co.	3,865,749
7,750	Constellation Brands, Inc. - Class A	1,873,563
3,127	Constellation Energy Corp.	365,515
2,941	Corteva, Inc.	140,933
3,112	Costco Wholesale Corp.	2,054,169
18,802	Dolby Laboratories, Inc. - Class A	1,620,356
883	DT Midstream, Inc.	48,388
9,546	Elevance Health, Inc.	4,501,512
11,880	Eli Lilly & Co.	6,925,090
4,786	Expeditors International of Washington, Inc.	608,779
5,265	FleetCor Technologies, Inc.*	1,487,942
10,432	FNB Corp.[1]	143,649
4,526	Gartner, Inc.* [1]	2,041,724
8,543	General Electric Co.	1,090,343
454	Graham Holdings Co. - Class B	316,220
146	Home Depot, Inc.	50,596
1,391	Humana, Inc.	636,814
2,410	Intuit, Inc.	1,506,322
9,048	Intuitive Surgical, Inc.*	3,052,433
9,965	Jabil, Inc.	1,269,541
1,172	JM Smucker Co.	148,117
38,104	Johnson & Johnson	5,972,421
19,476	KKR & Co., Inc.	1,613,587
6,760	KLA Corp.	3,929,588
9,860	Kraft Heinz Co.	364,623
4,813	Lam Research Corp.	3,769,830
3,442	Lancaster Colony Corp.[1]	572,714
10,070	Lennar Corp. - Class A	1,500,833
5,287	Marriott International, Inc. - Class A	1,192,271
3,995	Mastercard, Inc. - Class A	1,703,908
842	McCormick & Co., Inc.	57,610

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
6,161	McDonald's Corp.	$1,826,798
3,162	McKesson Corp.	1,463,943
52,026	Merck & Co., Inc.	5,671,875
22,227	Meta Platforms, Inc. - Class A*	7,867,469
44,926	Microsoft Corp.	16,893,973
3,895	Molina Healthcare, Inc.*	1,407,302
22,021	Monster Beverage Corp.*	1,268,630
2,858	Motorola Solutions, Inc.	894,811
2,151	MSCI, Inc.	1,216,713
3,508	Netflix, Inc.*	1,707,975
506	NIKE, Inc. - Class B	54,936
3,931	NVIDIA Corp.	1,946,710
38	NVR, Inc.*	266,017
36,213	Oracle Corp.	3,817,937
1,235	O'Reilly Automotive, Inc.*	1,173,349
29,731	Otis Worldwide Corp.	2,660,033
6,463	Procter & Gamble Co.	947,088
4,701	Progressive Corp.	748,775
8,615	Prosperity Bancshares, Inc.[1]	583,494
13,596	Quest Diagnostics, Inc.	1,874,617
10,706	Republic Services, Inc.	1,765,527
2,143	ResMed, Inc.	368,639
4,488	Ross Stores, Inc.	621,094
3,545	Royal Gold, Inc.[1]	428,803
2,780	S&P Global, Inc.	1,224,646
21,932	Salesforce, Inc.*	5,771,187
32	Seaboard Corp.	114,243
5,344	Stryker Corp.	1,600,314
4,513	Synopsys, Inc.*	2,323,789
24,517	Texas Instruments, Inc.	4,179,168
34,458	TJX Cos., Inc.	3,232,505
60,250	U.S. Bancorp	2,607,620
28,513	Uber Technologies, Inc.*	1,755,545
3,606	United Therapeutics Corp.*	792,923
17,077	UnitedHealth Group, Inc.	8,990,528
2,279	Vertex Pharmaceuticals, Inc.*	927,302
39,710	VICI Properties, Inc. - REIT	1,265,955
23,909	Visa, Inc. - Class A1	6,224,708
12,175	Walmart, Inc.	1,919,389
53,536	Wells Fargo & Co.	2,635,042

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
34,736	Werner Enterprises, Inc.	$1,471,764
4,788	Workday, Inc. - Class A*	1,321,775
		217,317,373
	TOTAL COMMON STOCKS
	(Cost $220,555,144)	321,536,038

	EXCHANGE-TRADED FUNDS — 17.3%
1,390,505	iShares MSCI Global Min Vol Factor ETF	139,537,177
3,856,692	Schwab Fundamental Emerging Markets Large Co. Index ETF[1]	104,670,621
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $213,335,431)	244,207,798

	FOREIGN COLLECTIVE INVESTMENT FUND — 6.3%
4,087,355	GMO Equity Dislocation Investment Fund - Class A3 4	89,472,206
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $85,343,401)	89,472,206

	OPEN-END MUTUAL FUNDS — 39.3%
3,733,056	AQR Large Cap Defensive Style Fund - Class R6	81,865,909
3,476,698	Baillie Gifford Emerging Markets Equities Fund - Class K	65,083,796
14,186,735	GMO Quality Fund - Class VI5 6	407,584,901
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $464,489,828)	554,534,606

	PRIVATE FUNDS[7] — 12.0%
	Bridgewater All Weather China, Ltd.* 4 8	25,792,170
	RIEF Strategic Partners Fund LLC* [9]	123,791,006
	Viking Global Equities LP* [10]	19,860,000
	TOTAL PRIVATE FUNDS
	(Cost $145,589,197)	169,443,176

	SHORT-TERM INVESTMENTS — 1.4%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 0.2%
	Collateral Investments	2,168,987

	MONEY MARKET FUND — 1.2%
17,556,562	JPMorgan Prime Money Market Fund - Institutional Shares, 5.42%[11]	17,570,607
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $19,728,454)	19,739,594

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 99.1%
	(Cost $1,149,041,455)	1,398,933,418

	Other assets less liabilities — 0.9%	12,993,190
	TOTAL NET ASSETS — 100.0%	$1,411,926,608

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $13,831,180.
[2]	Rounds to less than 0.05%.
[3]	Domiciled in Ireland.
[4]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[5]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[6]	The Fund primarily invests in global equities.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted to resale.
[8]	The investment was acquired on 3/1/2021. The cost is $27,473,038.
[9]	The investment was acquired on 7/2/2018. The cost is $98,116,159.
[10]	The investment was acquired on 12/1/2023. The cost is $20,000,000.
[11]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 76.7%
	ALABAMA — 2.0%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,739,907
	Black Belt Energy Gas District
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,015,407
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	1,004,737
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,083,245
500,000	4.52% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	491,154
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 01/26/2024	507,823
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,104,110
875,000	5.00%, 11/15/2037, Call 11/15/2032	956,693
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,098,887
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,563,434
1,200,000	Selma Industrial Development Board, 1.38%, 05/1/2034[1]	1,151,393
	Southeast Alabama Gas Supply District
350,000	4.00%, 06/1/2049, Call 03/1/2024[1]	350,183
1,710,000	4.51% (1-Month Term SOFR+ 85 basis points), 06/1/2049, Call 03/1/2024[2]	1,707,340
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	809,378
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,597,024
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,106,281
		21,286,996
	ARIZONA — 1.0%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 01/26/2024	500,120
	Arizona Industrial Development Authority
805,000	4.00%, 03/1/2027[4]	782,831
600,000	4.00%, 07/1/2041, Call 07/1/2026	579,646
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	491,989
213,316	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	1,012,110
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	677,239

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	$672,188
500,000	Industrial Development Authority of the County of Pima, 6.75%, 03/1/2034, Call 03/1/2024	500,268
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 02/5/2024[4]	320,972
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	967,595
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	118,978
	Maricopa County Pollution Control Corp.
500,000	2.40%, 06/1/2035, Call 12/1/2031	408,121
625,000	0.88%, 06/1/2043[1]	568,444
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,179,360
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	806,546
		10,750,660
	ARKANSAS — 0.3%
	Arkansas Development Finance Authority
2,800,000	4.50%, 09/1/2049, Call 09/1/20263 4	2,791,391
500,000	5.45%, 09/1/2052, Call 09/1/2025[3]	500,790
500,000	State of Arkansas, 3.00%, 10/1/2024, Call 01/22/2024	499,989
		3,792,170
	CALIFORNIA — 7.1%
1,000,000	Bay Area Toll Authority, 5.12% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,004,181
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	1,026,905
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	507,577
1,000,000	5.00%, 07/1/2053, Call 05/1/2029[1]	1,062,735
750,000	5.22% (SOFR Rate+ 163 basis points), 07/1/2053, Call 05/1/2029[2]	750,361
1,000,000	5.54% (SOFR Rate+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,011,138
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,058,422
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	89,859
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	161,559
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,713,512
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,111,692
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 02/5/2024	905,979
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,038,534

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	$48,773
850,000	5.00%, 06/1/2046, Call 06/1/2026	852,009
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	983,368
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20243 4	1,000,863
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	51,784
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	661,594
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	977,504
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	103,569
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	909,927
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	353,063
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,010,490
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	865,312
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,503,868
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	999,301
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[4]	1,022,924
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	203,422
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	505,310
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,019,966
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,608,774
1,000,000	5.50%, 05/15/2035, Call 11/15/2031[3]	1,180,913
2,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	2,084,345
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	666,783
1,470,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	1,466,216
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,376,246
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,000,684
	Golden State Tobacco Securitization Corp.
500,000	5.00%, 06/1/2051, Call 12/1/2031	524,258
3,000,000	0.00%, 06/1/2066, Call 12/1/2031	354,418
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,012,768
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,008,769
1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	1,057,055
4,000,000	Los Angeles Department of Water & Power, 5.00%, 07/1/2044, Call 07/1/2024	4,021,459
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	386,656

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	$3,819,074
850,000	Peralta Community College District, AGM, 4.00%, 08/1/2039, Call 08/1/2025	853,547
1,330,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,416,747
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	1,030,631
675,000	Port of Los Angeles, 5.00%, 08/1/2031, Call 08/1/2024[3]	680,005
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 02/5/2024	1,001,131
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	707,827
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	784,656
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,701,886
950,000	Sacramento City Unified School District, BAM, 5.50%, 08/1/2047, Call 08/1/2030	1,069,385
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,734,678
1,430,000	San Diego County Regional Airport Authority, 5.00%, 07/1/2048, Call 07/1/2033[3]	1,530,938
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,150,553
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	629,729
1,000,000	San Francisco City & County Airport Commission-San Francisco International Airport, 5.00%, 05/1/2039, Call 05/1/2029[3]	1,059,924
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,150,238
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	337,184
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	976,689
	Santa Ana Financing Authority, NATL-RE
110,000	6.25%, 07/1/2024	111,767
110,000	6.25%, 07/1/2024	111,751
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	430,795
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,004,686
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	602,768
1,390,000	5.00%, 11/1/2033	1,521,953
1,250,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	1,137,481
	State of California
500,000	5.00%, 09/1/2041, Call 09/1/2031	570,272
855,000	5.00%, 04/1/2042, Call 04/1/2032	975,400

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.00%, 04/1/2047, Call 04/1/2032	$1,122,577
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	108,319
1,100,000	University of California, 5.50%, 05/15/2040, Call 05/15/2033	1,346,440
		76,943,876
	COLORADO — 3.7%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	439,731
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	598,843
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,030,192
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2040, Call 11/15/2032[3]	1,145,715
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	1,159,664
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[3]	2,059,960
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	510,402
500,000	4.75%, 04/1/2030, Call 02/5/2024	500,466
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,046,997
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	440,143
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	415,426
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	101,017
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,087,810
500,000	4.00%, 10/1/2039, Call 10/1/2024	496,070
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	517,649
500,000	5.00%, 06/1/2036, Call 06/1/2027	538,319
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	1,006,554
500,000	8.00%, 08/1/2043, Call 02/5/2024	493,151
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,021,111
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,921,269
500,000	5.25%, 11/1/2052, Call 11/1/2032	531,072
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	475,728
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	511,735
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 02/5/2024	1,470,538
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	523,296
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	392,062
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,194,199
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 02/5/2024	1,010,434

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	$752,613
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,888,303
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	790,136
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	969,018
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	447,386
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,165,084
1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	1,840,664
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	131,385
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	827,783
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	575,879
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,136,489
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,053,616
		40,217,909
	CONNECTICUT — 0.7%
1,685,000	City of Bridgeport, 5.00%, 06/1/2029	1,863,580
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 02/5/2024[3]	500,147
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	422,108
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,457,113
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,011,858
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,559,545
1,250,000	State of Connecticut Special Tax Revenue, AGM, 4.00%, 05/1/2038, Call 05/1/2031	1,313,938
		8,128,289
	DELAWARE — 0.3%
	Delaware River & Bay Authority
300,000	5.00%, 01/1/2035, Call 01/1/2032	352,665
375,000	5.00%, 01/1/2036, Call 01/1/2032	437,412
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,042,805
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,520,356
		3,353,238
	DISTRICT OF COLUMBIA — 1.0%
1,465,000	District of Columbia, 5.00%, 10/15/2044, Call 04/15/2029	1,587,062
	Metropolitan Washington Airports Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	$1,530,867
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,886,169
655,000	5.00%, 10/1/2044, Call 10/1/2024[3]	656,556
500,000	Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/1/2046, Call 10/1/2031[3]	531,518
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	764,156
615,000	6.50%, 10/1/2041, Call 10/1/2026	678,078
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	2,016,096
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	526,331
875,000	4.00%, 10/1/2036, Call 10/1/2030	914,856
		11,091,689
	FLORIDA — 6.0%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,343,120
760,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 02/5/2024	759,982
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	96,297
	Capital Trust Agency, Inc.
300,000	4.38%, 06/15/2027[4]	295,983
510,000	5.35%, 07/1/2029, Call 02/5/2024	510,781
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	94,544
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 02/5/2024	500,241
500,000	City of Fort Lauderdale, 5.00%, 07/1/2048, Call 07/1/2032	554,405
2,435,000	City of Lakeland, 5.00%, 11/15/2045, Call 11/15/2024	2,447,121
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	578,474
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	473,371
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	480,292
1,000,000	City of Tampa, 5.00%, 11/15/2046, Call 05/15/2026	1,021,067
500,000	County of Bay, 5.00%, 09/1/2043, Call 02/5/2024	500,278
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[3]	2,170,551
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	1,018,288
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	985,257
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,412,989
650,000	County of Miami-Dade, 4.00%, 07/1/2042, Call 07/1/2028	655,823

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2049, Call 10/1/2029[3]	$516,154
	County of Miami-Dade Transit System
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	2,002,639
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,497,334
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	174,986
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	429,388
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	1,011,996
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	752,447
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	828,532
1,710,000	6.50%, 01/1/2049, Call 02/5/20241 3 4	1,676,030
3,000,000	7.38%, 01/1/2049, Call 02/5/20243 4	3,022,488
1,000,000	7.50%, 07/1/2057, Call 02/5/20241 3 4	995,725
2,000,000	8.00%, 07/1/2057, Call 02/5/20241 3 4	2,041,576
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	487,989
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 02/5/2024	1,001,740
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	500,135
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 02/5/2024[3]	1,000,047
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,687,745
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,893,381
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,052,021
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,086,462
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,127,227
	Lake Ashton Community Development District
40,000	5.00%, 05/1/2025	40,299
375,000	5.00%, 05/1/2037, Call 05/1/2025	375,900
1,670,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,683,767
1,250,000	Lakewood Ranch Stewardship District, 5.13%, 05/1/2047, Call 05/1/2027[4]	1,250,098
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,109,781
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	502,240
100,000	5.75%, 06/15/2042, Call 02/5/2024[4]	96,877
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	1,964,294
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	963,411
825,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	834,532

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 02/5/2024	$385,036
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	1,007,727
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	635,323
330,000	5.25%, 09/15/2044, Call 09/15/2024	331,456
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	106,436
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	710,821
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,560,066
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,575,943
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	101,014
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,046,742
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	136,207
485,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 02/5/2024	485,101
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,112,910
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	866,290
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,082,780
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	749,978
		65,399,935
	GEORGIA — 2.5%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,115,100
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	1,006,332
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	2,065,192
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	420,283
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	926,000
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	521,526
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	437,416
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,111,248
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	834,400
1,000,000	Georgia State Road & Tollway Authority, 5.00%, 06/1/2032, Call 06/1/2030	1,143,130
325,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	327,468

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
	Main Street Natural Gas, Inc.
$1,100,000	4.00%, 12/1/2026	$1,101,697
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,565,411
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,358,381
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	1,443,923
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,055,939
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,060,986
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,153,718
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,128,324
	Municipal Electric Authority of Georgia
200,000	5.00%, 01/1/2056, Call 01/1/2030	205,897
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	1,017,113
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,396,555
	Private Colleges & Universities Authority
1,325,000	5.00%, 04/1/2044, Call 04/1/2024	1,331,281
1,000,000	5.25%, 10/1/2051, Call 10/1/2032	1,081,375
500,000	State of Georgia, 5.00%, 07/1/2025	517,702
		27,326,397
	GUAM — 0.1%
1,000,000	Guam Government Waterworks Authority, 5.00%, 07/1/2035, Call 07/1/2024	1,007,380
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	240,236
		1,247,616
	HAWAII — 0.1%
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[3]	1,027,706
	IDAHO — 0.2%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 07/1/2024	301,509
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	384,276
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	425,982
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	578,819
		1,690,586
	ILLINOIS — 10.6%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	105,488
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,064,729
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,043,003
180,000	5.00%, 04/1/2037, Call 04/1/2027	184,199
500,000	5.00%, 04/1/2038, Call 04/1/2028	513,289

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$500,000	5.25%, 12/1/2039, Call 12/1/2024	$500,050
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	1,019,017
575,000	5.00%, 12/1/2042, Call 02/5/2024	569,033
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,030,947
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,143,612
1,000,000	5.00%, 12/1/2046, Call 02/5/2024	978,987
1,900,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,080,862
	Chicago O'Hare International Airport
500,000	5.00%, 01/1/2031, Call 01/1/2025[3]	504,462
1,000,000	3.88%, 01/1/2032, Call 02/5/2024	1,000,543
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	524,858
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,515,813
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[3]	1,030,926
1,000,000	Chicago O'Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	1,079,695
680,000	Chicago Park District, 5.00%, 11/15/2024	690,180
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,563,911
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	1,557,858
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	2,030,512
	City of Chicago
1,000,000	5.00%, 01/1/2027	1,047,511
1,000,000	5.50%, 01/1/2033, Call 01/1/2025	1,013,400
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	2,005,649
880,000	6.00%, 01/1/2038, Call 01/1/2027	924,368
500,000	5.50%, 01/1/2040, Call 01/1/2025	503,594
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	675,424
3,000,000	5.00%, 01/1/2039, Call 02/5/2024	3,001,804
1,650,000	5.00%, 01/1/2039, Call 01/1/2025	1,662,063
	City of Chicago Waterworks Revenue
1,000,000	5.00%, 11/1/2031, Call 11/1/2024	1,012,798
1,000,000	5.00%, 11/1/2044, Call 11/1/2024	1,006,195
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,019,296
1,270,000	County of Cook, 5.00%, 11/15/2032, Call 11/15/2030	1,437,040
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,286,943
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,095,960
	Illinois Educational Facilities Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$2,000,000	4.50%, 11/1/2036, Call 11/1/2024	$2,009,260
570,000	3.90%, 11/1/2036, Call 11/1/2027	585,687
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	723,016
425,000	5.00%, 08/1/2027	445,201
500,000	5.00%, 08/1/2028, Call 08/1/2027	524,493
670,000	5.00%, 03/1/2033, Call 03/1/2027	699,002
315,000	5.00%, 02/15/2034, Call 02/15/2027	331,498
500,000	5.00%, 03/1/2034, Call 03/1/2027	521,410
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,031,230
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,447,685
225,000	5.00%, 02/15/2037, Call 08/15/2027	226,912
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,746,003
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	1,022,865
550,000	5.00%, 09/1/2042, Call 09/1/2024	556,959
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	959,336
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,720,545
2,000,000	5.00%, 02/15/2045, Call 02/15/2026	2,040,198
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,943,712
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,038,266
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,212,300
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,001,022
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,866,067
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,192,979
1,000,000	Illinois Municipal Electric Agency, 4.00%, 02/1/2034, Call 08/1/2025	1,003,483
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 06/15/2024	3,013,228
	Illinois State Toll Highway Authority
1,255,000	5.00%, 01/1/2037, Call 04/2/2024	1,261,018
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,112,131
625,000	5.00%, 01/1/2040, Call 07/1/2025	639,376
750,000	4.00%, 01/1/2046, Call 01/1/2032	744,666
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,659,115
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,088,438
1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	1,899,469
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,004,816
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	500,184
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,400,969
530,000	5.00%, 06/15/2057, Call 12/15/2027	540,933

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	Metropolitan Pier & Exposition Authority, NATL
$1,000,000	0.00%, 06/15/2029	$838,823
3,300,000	0.00%, 12/15/2030	2,624,178
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,980,121
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,032,134
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	801,245
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,144,577
500,000	4.00%, 01/1/2038, Call 01/1/2030	509,331
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	759,137
	State of Illinois
750,000	5.00%, 02/1/2025	764,466
1,000,000	5.00%, 11/1/2026	1,054,759
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,118,090
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,860,418
660,000	5.00%, 03/1/2036, Call 03/1/2031	729,062
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,011,347
1,500,000	5.00%, 02/1/2039, Call 02/5/2024	1,500,752
1,000,000	5.50%, 03/1/2042, Call 03/1/2032	1,119,315
500,000	5.00%, 03/1/2046, Call 03/1/2031	529,874
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,026,962
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,539,214
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	575,533
1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 01/1/2026	1,434,405
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	431,929
250,000	0.00%, 01/1/2032	188,693
710,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	665,238
		115,377,094
	INDIANA — 0.9%
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,440,925
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	940,554
1,000,000	3.00%, 11/1/2030	940,554

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
$3,000,000	4.00%, 11/1/2033, Call 11/1/2027	$3,094,868
1,000,000	5.00%, 10/1/2053, Call 10/1/2033	1,089,731
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	1,980,043
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 02/5/2024[3]	500,728
		9,987,403
	IOWA — 0.3%
	Iowa Finance Authority
1,520,000	4.75%, 08/1/2042, Call 02/5/2024	1,497,810
1,000,000	5.00%, 12/1/2050, Call 12/1/2029	1,047,555
4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	612,018
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	512,263
		3,669,646
	KANSAS — 0.2%
640,000	City of Topeka Combined Utility Revenue, 4.00%, 08/1/2048, Call 08/1/2026	621,381
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	1,016,447
		1,637,828
	KENTUCKY — 0.8%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	205,101
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,108,733
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,362,197
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	796,384
2,600,000	Kentucky Public Energy Authority, 4.00%, 01/1/2049, Call 10/1/2024[1]	2,600,826
1,500,000	Louisville/Jefferson County Metropolitan Government, 5.00%, 10/1/2042, Call 10/1/2033	1,629,068
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,044,296
		8,746,605
	LOUISIANA — 1.3%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 02/5/2024	1,165,215
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,587,900
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	1,033,474
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,247,598
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,034,065
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 02/5/2024	500,417
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,021,941

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$885,000	6.50%, 07/1/2036, Call 02/5/20243 4	$885,147
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,445,035
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,105,844
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	543,440
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,516,387
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,308,570
		14,395,033
	MAINE — 0.5%
1,615,000	Maine Health & Higher Educational Facilities Authority, 5.00%, 07/1/2035, Call 07/1/2027	1,709,519
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	522,980
500,000	4.00%, 07/1/2039, Call 07/1/2031	513,206
	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY
50,000	5.00%, 07/1/2028, Call 07/1/2027	54,108
950,000	5.00%, 07/1/2028, Call 07/1/2027	1,013,604
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,653,514
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 02/5/2024[3]	500,950
		5,967,881
	MARYLAND — 1.5%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,636,854
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,447,959
1,250,000	County of Frederick, 1.75%, 10/1/2036, Call 10/1/2031	995,472
1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,475,805
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,605,953
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,033,102
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 01/26/2024	2,700,882
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,010,489
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,089,435
500,000	5.00%, 07/1/2045, Call 07/1/2025	503,941
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	972,926
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	1,019,894
		16,492,712

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS — 0.5%
$645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	$507,653
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	118,472
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 08/15/2025	1,010,186
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	1,025,629
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,314,038
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,062,143
200,000	4.25%, 07/1/2046, Call 07/1/2026[3]	195,103
		5,233,224
	MICHIGAN — 2.2%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	501,587
435,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	437,474
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,042,194
	Michigan Finance Authority
240,000	5.00%, 06/1/2029, Call 02/5/2024	212,716
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,171,195
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,518,223
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,018,290
1,000,000	5.00%, 07/1/2035, Call 07/1/2025	1,017,415
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,367,174
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,002,521
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,022,423
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,960,266
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	955,720
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,456,295
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	973,903
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,104,288
1,250,000	Michigan State Housing Development Authority, 2.13%, 10/1/2036, Call 10/1/2030	1,024,738
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 02/5/2024	250,039
890,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	899,167
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,591,245
		23,526,873
	MINNESOTA — 0.3%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	250,604
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	69,168

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
$1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	$1,669,594
1,000,000	Duluth Economic Development Authority, 5.25%, 02/15/2058, Call 02/15/2028	1,030,333
		3,019,699
	MISSOURI — 1.0%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	72,922
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	659,951
685,000	5.00%, 01/1/2032, Call 01/1/2028	752,439
350,000	5.00%, 01/1/2034, Call 01/1/2028	384,977
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	655,427
445,000	5.00%, 10/1/2047, Call 10/1/2027	451,491
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,041,119
350,000	4.00%, 11/15/2049, Call 11/15/2027	336,703
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,269,932
1,000,000	4.00%, 06/1/2053, Call 06/1/2030	970,742
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,032,049
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,059,964
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,437,558
500,000	St. Charles County School District No. R-IV Wentzville, State Aid Direct Deposit, 1.88%, 03/1/2040, Call 03/1/2028	363,634
		10,488,908
	NEBRASKA — 0.3%
1,000,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	1,070,003
2,000,000	Omaha Public Power District, 5.25%, 02/1/2052, Call 02/1/2032	2,232,839
		3,302,842
	NEVADA — 1.2%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	246,660
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	912,475
	County of Clark
500,000	2.10%, 06/1/2031	431,349
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,610,274
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,011,816
	Las Vegas Convention & Visitors Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
$1,000,000	5.00%, 07/1/2043, Call 07/1/2028	$1,063,288
750,000	4.00%, 07/1/2049, Call 07/1/2028	726,526
	Las Vegas Valley Water District
1,000,000	5.00%, 06/1/2033, Call 12/1/2024	1,017,473
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,050,704
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,065,996
1,000,000	State of Nevada, 4.00%, 05/1/2033, Call 05/1/2031	1,082,342
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	596,626
		12,815,529
	NEW HAMPSHIRE — 0.5%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,079,350
470,680	4.13%, 01/20/2034	465,629
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,109,154
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,144,085
215,000	5.00%, 08/1/2037, Call 02/1/2028	225,123
1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	1,115,920
		5,139,261
	NEW JERSEY — 2.8%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	865,661
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	988,277
100,000	5.00%, 07/15/2032, Call 07/15/2027	104,654
500,000	5.00%, 07/1/2033, Call 07/1/2027	521,173
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	281,202
880,000	5.00%, 06/15/2036, Call 12/15/2026	918,952
1,050,000	5.25%, 06/15/2040, Call 06/15/2025	1,086,956
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	351,294
1,000,000	New Jersey Economic Development Authority, AMBAC, 5.50%, 09/1/2024	1,016,546
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,009,081
1,175,000	New Jersey Health Care Facilities Financing Authority, 5.00%, 07/1/2046, Call 07/1/2025	1,185,046
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	531,907
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	857,472
3,595,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[3]	3,577,036

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
	New Jersey Transportation Trust Fund Authority
$1,800,000	0.00%, 12/15/2030	$1,442,177
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,017,016
500,000	5.00%, 06/15/2040, Call 12/15/2030	551,160
500,000	4.00%, 06/15/2042, Call 06/15/2032	505,389
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,135,836
805,000	5.00%, 06/15/2044, Call 06/15/2024	807,252
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,135,586
250,000	5.50%, 06/15/2050, Call 12/15/2032	280,141
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,967,943
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,049,361
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	378,846
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,710,879
		30,276,843
	NEW MEXICO — 0.2%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 02/5/2024	810,004
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,004,171
		1,814,175
	NEW YORK — 5.6%
1,035,000	City of Long Beach, 5.00%, 09/1/2027	1,090,578
1,000,000	City of New York, 5.25%, 09/1/2042, Call 09/1/2032	1,153,609
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	923,318
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	977,245
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	749,145
1,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/2031, Call 11/15/2025	1,031,786
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,935,117
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	653,559
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	537,546
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,124,826
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	1,019,439
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	1,007,265
2,025,000	New York City Water & Sewer System, 5.00%, 06/15/2048, Call 12/15/2027	2,133,426
500,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	514,120
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,190,453

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	$2,002,962
730,000	3.00%, 02/15/2042, Call 02/15/2030	640,143
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	994,812
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,510,544
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	807,409
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	736,958
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,009,614
500,000	4.00%, 07/1/2048, Call 07/1/2031	488,715
460,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	482,982
1,000,000	New York State Energy Research & Development Authority, 4.00%, 04/1/2034, Call 07/1/2033	1,037,476
1,000,000	New York State Urban Development Corp., 4.00%, 03/15/2038, Call 09/15/2031	1,047,613
	New York Transportation Development Corp.
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[3]	2,531,943
1,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	1,431,985
3,000,000	5.00%, 07/1/2046, Call 07/1/2024[3]	2,998,749
1,445,000	5.00%, 06/30/2049, Call 06/30/2031[3]	1,510,432
1,750,000	5.25%, 01/1/2050, Call 07/1/2024[3]	1,751,961
500,000	6.00%, 06/30/2054, Call 06/30/2031[3]	552,453
1,000,000	New York Transportation Development Corp., AGM, 4.00%, 07/1/2037, Call 07/1/2024[3]	1,000,383
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	237,601
500,000	5.00%, 07/1/2045, Call 07/1/2025	503,869
1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2045, Call 12/1/2029	1,305,724
	Port Authority of New York & New Jersey
2,000,000	5.00%, 09/1/2032, Call 09/1/2024[3]	2,011,668
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,647,634
4,000,000	5.00%, 12/1/2048, Call 12/1/2033[3]	4,268,757
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	1,445,865
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	317,449
1,250,000	Town of Hempstead, 2.13%, 06/15/2037, Call 06/15/2029	985,518
	Triborough Bridge & Tunnel Authority
1,000,000	5.00%, 11/15/2043, Call 11/15/2033	1,137,674
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,534,156
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,141,824
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	886,586
500,000	Utility Debt Securitization Authority, 5.00%, 12/15/2041, Call 06/15/2034	588,766

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	$751,990
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	810,909
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	270,120
		61,424,676
	NORTH CAROLINA — 0.5%
1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,142,480
1,380,000	City of Charlotte Water & Sewer System Revenue, 4.00%, 07/1/2035, Call 07/1/2028	1,434,632
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,095,401
	North Carolina Housing Finance Agency
750,000	3.85%, 07/1/2038, Call 07/1/2027	745,012
570,000	4.00%, 07/1/2048, Call 07/1/2027	568,643
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	573,026
		5,559,194
	NORTH DAKOTA — 0.2%
400,000	County of Burleigh, 4.38%, 04/15/2026	395,319
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,636,778
		2,032,097
	OHIO — 1.1%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,882,386
635,000	City of Akron, 5.00%, 12/1/2026	651,149
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	958,817
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	729,553
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,210,280
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	2,053,575
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,927,511
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	499,946
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,426,639
		12,339,856
	OKLAHOMA — 0.5%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	966,213
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,042,589
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,043,614

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA (Continued)
$1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	$1,036,209
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,854,256
		5,942,881
	OREGON — 0.4%
1,325,000	County of Clackamas, 3.00%, 06/1/2028, Call 01/26/2024	1,325,096
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	1,013,229
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,012,248
45,000	5.00%, 10/1/2046, Call 10/1/2026	47,766
720,000	5.00%, 10/1/2046, Call 10/1/2026	727,611
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	458,567
		4,584,517
	PENNSYLVANIA — 3.2%
1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[3]	1,660,786
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	2,788,042
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	305,287
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 01/26/2024	95,073
250,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2032	257,635
100,000	Chester County Industrial Development Authority, 5.00%, 10/1/2034, Call 10/1/2024	100,109
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	996,666
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	1,972,544
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,077,166
1,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	1,007,715
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	380,711
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	268,564
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	684,801
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,525,448
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/20404 5	290,106
300,000	10.00%, 12/1/20403 4 5	285,798
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	994,877

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,000,000	4.00%, 05/15/2048, Call 05/15/2033	$972,147
1,000,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	1,106,988
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,082,345
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,117,259
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,138,938
500,000	5.00%, 12/1/2041, Call 06/1/2026	514,223
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,046,610
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	1,003,260
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,037,056
500,000	5.25%, 12/1/2052, Call 12/1/2032	556,194
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	834,463
850,000	4.00%, 11/1/2037, Call 11/1/2029	858,206
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	896,566
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,146,176
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,316
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,023,552
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	876,470
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,253,026
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	284,261
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	523,685
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	500,944
		34,469,013
	PUERTO RICO — 0.7%
	Commonwealth of Puerto Rico
9,037	0.00%, 07/1/2024	8,861
61,865	5.38%, 07/1/2025	63,258
61,305	5.63%, 07/1/2027	64,893
1,060,310	5.63%, 07/1/2029	1,151,621
1,558,579	5.75%, 07/1/2031	1,736,897
55,548	4.00%, 07/1/2033, Call 07/1/2031	54,515
71,485	0.00%, 07/1/2033, Call 07/1/2031	44,663
49,930	4.00%, 07/1/2035, Call 07/1/2031	48,406

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PUERTO RICO (Continued)
$42,853	4.00%, 07/1/2037, Call 07/1/2031	$41,038
246,222	0.00%, 11/1/2043[1]	134,499
60,594	4.00%, 07/1/2046, Call 07/1/2031	54,200
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042[5]	525,000
4,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	4,023,958
		7,951,809
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,570,459
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	609,652
		2,180,111
	SOUTH CAROLINA — 1.0%
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,046,704
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	539,107
500,000	South Carolina Jobs-Economic Development Authority, 6.00%, 02/1/2035, Call 02/5/20243 4 5	50,000
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,093,207
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,679,610
730,000	5.00%, 12/1/2055, Call 06/1/2025	731,895
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,028,297
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,146,835
		11,315,655
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,252,145

	TENNESSEE — 1.0%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,223,873
	Knox County Health Educational & Housing Facility Board
279,973	5.25%, 05/1/2025, Call 11/1/20244 5	28
35,707	6.00%, 05/1/2034[5]	4
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/1/2053, Call 05/1/2033	1,087,378
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,108,725
1,000,000	Metropolitan Nashville Airport Authority, 5.25%, 07/1/2047, Call 07/1/2032[3]	1,072,913
	Tennergy Corp.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
$1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	$1,504,651
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,067,994
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,025,427
2,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	2,510,097
		10,601,090
	TEXAS — 6.4%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	77,069
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	329,461
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	974,164
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,100,316
515,000	Central Texas Turnpike System, 5.00%, 08/15/2031, Call 08/15/2024	517,039
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,032,179
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,439,129
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,036,249
1,000,000	City of El Paso Water & Sewer Revenue, 5.25%, 03/1/2049, Call 03/1/2033	1,116,935
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,296,196
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	244,459
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,035,503
	City of Houston Airport System Revenue
400,000	4.75%, 07/1/2024[3]	400,326
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	750,229
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,340,738
	City of Houston Combined Utility System Revenue
1,100,000	5.00%, 11/15/2029	1,247,682
1,000,000	5.00%, 11/15/2036, Call 11/15/2026	1,041,009
1,280,000	City of Mesquite Waterworks & Sewer System Revenue, 3.00%, 03/1/2033, Call 03/1/2030	1,239,177
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	807,014
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 02/5/2024	500,114
100,000	4.40%, 12/1/2047, Call 02/5/2024	94,894
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,449,926
1,000,000	Dallas Fort Worth International Airport, 4.00%, 11/1/2036, Call 11/1/2030	1,047,334
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,107,393
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,118,634
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,071,765

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,050,000	Hale Center Education Facilities Corp., 5.00%, 03/1/2032	$1,138,269
750,000	Harlandale Independent School District, PSF, 5.25%, 08/15/2042, Call 08/15/2032	861,339
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,055,083
	Harris County Flood Control District
750,000	4.00%, 09/15/2043, Call 09/15/2033	769,790
1,000,000	4.00%, 09/15/2048, Call 09/15/2033	999,173
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,178,848
1,000,000	Lamar Consolidated Independent School District, AGM, 5.50%, 02/15/2058, Call 02/15/2033	1,137,810
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 01/26/20243 4	494,044
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	602,187
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,004,247
2,505,000	5.00%, 07/1/2047, Call 07/1/2025[5]	2,273,288
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	389,534
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,500,602
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,236,079
	North Texas Tollway Authority
500,000	4.13%, 01/1/2039, Call 01/1/2032	518,756
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	1,003,084
1,000,000	Northside Independent School District, 3.45%, 08/15/2037, Call 08/15/2027	993,546
1,000,000	Permanent University Fund - University of Texas System, 4.00%, 07/1/2033, Call 07/1/2024	1,003,126
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,102,653
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 02/5/2024[5]	600,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	305,325
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,782,119
	San Antonio Water System
1,000,000	5.00%, 05/15/2043, Call 05/15/2028	1,066,832
1,000,000	5.25%, 05/15/2052, Call 05/15/2032	1,114,184
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,489,447
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	570,385
830,000	6.25%, 12/15/2026	868,769
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	504,812

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,110,000	5.00%, 12/31/2040, Call 12/31/2025[3]	$1,119,253
1,630,000	5.00%, 12/31/2045, Call 12/31/2025[3]	1,640,470
1,860,000	5.00%, 06/30/2058, Call 06/30/2029[3]	1,882,238
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,151,744
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	526,551
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,536,782
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,086,416
500,000	5.00%, 10/15/2047, Call 10/15/2032	556,579
	Town of Westlake
100,000	5.50%, 09/1/2025	99,694
200,000	6.13%, 09/1/2035, Call 09/1/2025	200,401
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,232,325
		70,010,718
	UTAH — 0.4%
1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	1,007,889
750,000	Intermountain Power Agency, 4.00%, 07/1/2036, Call 07/1/2031	804,551
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,039,892
	Utah Charter School Finance Authority
600,000	4.50%, 07/15/2027[4]	586,969
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	412,038
		3,851,339
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,005,554

	VIRGINIA — 0.8%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	464,750
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,013,014
1,000,000	Chesapeake Hospital Authority, 4.00%, 07/1/2037, Call 07/1/2029	1,010,313
1,000,000	County of Fairfax, SAW, 3.00%, 10/1/2026, Call 10/1/2024	1,000,433
30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 02/5/20243 4	30,015
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,120,676
405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	434,632
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	486,286

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	$1,757,216
1,000,000	5.00%, 12/31/2056, Call 06/30/2027[3]	1,002,549
		8,319,884
	WASHINGTON — 2.9%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,086,092
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,530,850
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,396,971
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	261,161
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,304,508
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,257,051
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,606,810
40,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	43,815
	Port of Seattle
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,571,117
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	2,660,408
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,545,218
	State of Washington
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	1,897,235
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	1,760,439
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,842,773
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,611,891
180,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 01/22/2024	177,291
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	519,798
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,840,436
500,000	5.00%, 08/1/2038, Call 08/1/2029	531,477
1,000,000	5.00%, 10/1/2041, Call 10/1/2024	992,623
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	996,856
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,109,651
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,050,858
		31,595,329

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WEST VIRGINIA — 0.2%
$1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	$1,029,859
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,084,922
		2,114,781
	WISCONSIN — 1.3%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	1,018,245
	Public Finance Authority
545,000	4.00%, 07/1/2027, Call 07/1/2024	544,845
500,000	5.75%, 02/1/2035, Call 02/1/2025	500,903
535,000	5.00%, 07/1/2037, Call 07/1/2024	536,784
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	920,302
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	457,143
500,000	5.00%, 02/1/2042, Call 02/1/2032	523,853
1,000,000	5.00%, 07/1/2042, Call 02/5/2024[3]	1,000,258
165,000	6.00%, 07/15/2042, Call 01/26/2024	165,075
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	453,794
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,005,319
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	502,456
194,116	3.75%, 07/1/2051, Call 03/15/20281 4 5	110,311
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	181
7,085	0.00%, 01/1/20474 5	165
7,034	0.00%, 01/1/20484 5	155
6,984	0.00%, 01/1/20494 5	146
6,882	0.00%, 01/1/20504 5	133
7,540	0.00%, 01/1/20514 5	138
7,490	0.00%, 01/1/20524 5	128
7,388	0.00%, 01/1/20534 5	119
7,338	0.00%, 01/1/20544 5	111
7,237	0.00%, 01/1/20554 5	104
7,135	0.00%, 01/1/20564 5	97
7,085	0.00%, 01/1/20574 5	91
6,984	0.00%, 01/1/20584 5	85
6,933	0.00%, 01/1/20594 5	80
6,882	0.00%, 01/1/20604 5	75
6,781	0.00%, 01/1/20614 5	69
6,730	0.00%, 01/1/20624 5	65
6,629	0.00%, 01/1/20634 5	61
6,579	0.00%, 01/1/20644 5	58

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$6,528	0.00%, 01/1/20654 5	$54
6,427	0.00%, 01/1/20664 5	49
83,706	0.00%, 01/1/20674 5	575
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	553,667
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,050,004
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,125,531
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	194,051
1,000,000	Wisconsin Health & Educational Facilities Authority, 4.00%, 12/1/2046, Call 12/1/2031	982,474
		13,803,004
	TOTAL MUNICIPAL BONDS
	(Cost $837,138,668)	834,502,276

Number of Shares
	COMMON STOCK — 0.3%
32,339	Energy Harbor Corp.*	2,603,289
	TOTAL COMMON STOCK
	(Cost $965,130)	2,603,289
	EXCHANGE-TRADED FUND — 6.8%

677,419	iShares National Muni Bond ETF	73,438,994
	TOTAL EXCHANGE-TRADED FUND
	(Cost $70,681,634)	73,438,994

	CLOSED-END MUTUAL FUNDS — 0.5%
10,231	BlackRock Long-Term Municipal Advantage Trust	104,663
783	BlackRock MuniAssets Fund, Inc.	8,292
11,252	BlackRock Municipal Income Fund, Inc.	130,973
41,753	BlackRock MuniVest Fund, Inc.	297,281
29,817	BlackRock MuniYield Quality Fund, Inc.	363,469
54,677	BNY Mellon Municipal Income, Inc.	355,401
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	727,631
28,526	BNY Mellon Strategic Municipals, Inc.	167,162
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	123,023
66,923	DWS Municipal Income Trust	594,946
17,462	Invesco Advantage Municipal Income Trust II	147,554
14,387	Invesco Municipal Opportunity Trust	138,259
21,119	Invesco Municipal Trust	201,264
7,461	Invesco Quality Municipal Income Trust	70,954
10,819	Invesco Trust for Investment Grade Municipals	107,000
5,882	Neuberger Berman Municipal Fund, Inc.	60,879

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
8,955	PIMCO Municipal Income Fund III	$66,178
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	298,216
111,999	Pioneer Municipal High Income Fund, Inc.	966,551
86,507	Western Asset Managed Municipals Fund, Inc.	879,776
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $7,902,673)	5,809,472
	PRIVATE FUNDS[6] — 10.7%
	MacKay Municipal Credit Opportunities Fund, LP* 7	26,309,707
	MacKay Municipal Opportunities Fund, LP* 8	90,373,394
	TOTAL PRIVATE FUNDS
	(Cost $94,657,836)	116,683,101
	SHORT-TERM INVESTMENT — 3.3%
36,277,221	JPMorgan Prime Money Market Fund - Institutional Shares, 5.42%[9]	36,306,243
	TOTAL SHORT-TERM INVESTMENT
	(Cost $36,296,475)	36,306,243

	TOTAL INVESTMENTS — 98.3%
	(Cost $1,047,642,416)	1,069,343,375

	Other assets less liabilities — 1.7%	18,471,218
	TOTAL NET ASSETS — 100.0%	$1,087,814,593

*	Non-income producing security.
[1]	Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.
[2]	Floating rate security.
[3]	Security may be exempt from Alternative Minimum Tax.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted to resale.
[7]	The investment was acquired on 3/1/2016. The cost is $19,752,111.
[8]	The investment was acquired on 3/1/2016. The cost is $74,905,725.
[9]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 87.3%
	CORE — 77.3%
3,786,752	DoubleLine Total Return Bond Fund - I Class	$33,474,888
4,447,305	MetWest Total Return Bond Fund - Plan Class	38,335,774
3,134,617	PIMCO Income Fund - Institutional Class	33,289,630
2,003,931	River Canyon Total Return Bond Fund - Institutional Class	20,159,542
4,415,312	Vanguard Total Bond Market Index Fund - Institutional Class	42,872,680
		168,132,514
	OPPORTUNISTIC — 10.0%
1,064,438	GMO Emerging Country Debt Fund, Class VI	19,617,594
392,632	Vanguard High-Yield Corporate Fund - Admiral Shares	2,128,066
		21,745,660
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $209,138,994)	189,878,174

	EXCHANGE-TRADED FUND — 5.0%
	OPPORTUNISTIC — 5.0%
177,702	Vanguard Long-Term Treasury ETF	10,934,004
	TOTAL EXCHANGE-TRADED FUND
	(Cost $10,596,401)	10,934,004

	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 0.1%
	OPPORTUNISTIC — 0.1%
10,892	AG Twin Brook Capital Income Fund	280,458
	NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost $280,559)	280,458

	PRIVATE FUND[1] — 4.6%
	OPPORTUNISTIC — 4.6%
	AG Direct Lending Fund IV Annex, LP* [2]	9,948,125
	TOTAL PRIVATE FUND
	(Cost $8,333,604)	9,948,125

	SHORT-TERM INVESTMENT — 3.2%
7,083,580	JPMorgan Prime Money Market Fund - Institutional Shares, 5.42%[3]	7,089,246
	TOTAL SHORT-TERM INVESTMENT
	(Cost $7,085,847)	7,089,246

	TOTAL INVESTMENTS — 100.2%
	(Cost $235,435,405)	218,130,007

	Liabilities in excess of other assets — (0.2)%	(524,604)
	TOTAL NET ASSETS — 100.0%	$217,605,403

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

*	Non-income producing security.
[1]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[2]	The investment was acquired on 4/8/2022. The cost is $8,333,604.
[3]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership